RISK MANAGEMENT (Details 15) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	$ 202,991,372	$ 199,665,846
Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	15,745,530	14,859,423
Debt Securities [Member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	15,745,530	14,859,423
Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,639,949	1,520,313
Trading equity securities [member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,639,949	1,520,313
Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	894,001	457,940
Derivatives [member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	894,002	457,940
North America [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,569,943	710,592
North America [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,472	8,658
North America [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	279,132	130,303
Latam [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	14,175,587	12,643,832
Latam [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,613,783	1,494,750
Latam [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	475,243	294,237
Europe [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	0
Europe [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	0
Europe [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	119,126	33,400
Others [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	1,504,999
Others [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	24,694	16,905
Others [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	20,501	0
Corporate Sector [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	3,179,751	3,020,087
Corporate Sector [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,064,268	1,340,844
Corporate Sector [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	276,721	95,138
Financial Sector [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	805,863	1,054,303
Financial Sector [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	543,256	91,904
Financial Sector [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	520,026	317,232
Funds and ETF Sector [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	2,159	0
Funds and ETF Sector [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	32,425	87,565
Funds and ETF Sector [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	97,254	45,570
Government Sectors [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	11,757,757	10,785,033
Government Sectors [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	0
Government Sectors [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	$ 0	$ 0